Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Impairment loss	$ 0	$ 0	$ 117,900
APR Energy | Mobile Power Generation
Goodwill [Line Items]
Goodwill acquired			117,900
Impairment loss			$ 117,900